Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings.
Borrowings

34. Borrowings

	As of
	January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

Included in non-current liabilities:
RMB borrowings, unsecured	499,739	—	830,700	—
MXN borrowings, unsecured	—	—	142,464	347,749
BRL borrowings, unsecured	—	—	—	164,031
Non-current portion of long‑term RMB borrowings, unsecured	1,013,445	122,686	7,300	—
Non-current portion of long‑term RMB borrowings, secured (i)	168,186	27,239	63,957	—
Non-current portion of long‑term BRL borrowings, secured (i)	—	—	—	115,224
Non-current portion of long‑term EUR borrowings, unsecured	—	—	—	69,864
Others	—	—	—	31,988
	1,681,370	149,925	1,044,421	728,856

Included in current liabilities:
RMB borrowings, unsecured	1,338,295	547,891	6,672,900	9,013,112
RMB borrowings, secured (i)	4,241,264	2,861,391	935,335	199,468
MXN borrowings, unsecured	—	—	62,609	300,166
USD borrowings, unsecured	—	—	—	970,362
USD borrowings, secured (i)	—	—	—	177,733
Current portion of long‑term RMB borrowings, unsecured	920,719	1,376,712	5,000	—
Current portion of long‑term RMB borrowings, secured (i)	338,050	154,316	21,346	—
Current portion of long‑term BRL borrowings, secured (i)	—	—	—	75,247
Current portion of long‑term EUR borrowings, unsecured	—	—	—	18,464
	6,838,328	4,940,310	7,697,190	10,754,552
(i)	The Group entered into several borrowing agreements with certain banks and other financial institutions. These borrowings were pledged by vehicles, certain investments, bank deposits, accounts receivable and loans receivable. As of January 1, 2022, and December 31, 2022, 2023 and 2024, the Group’s certain investments with carrying value of RMB3,988,234, RMB3,004,133, RMB940,000 and RMB200,000 were pledged as security for borrowings, the carrying value of other assets pledged as security for borrowings were not material.

Long-term borrowings

The aggregate principal amounts of long-term bank borrowings and applicable interest rates are as follows:

	As of December 31, 2024		As of December 31, 2023		As of December 31, 2022		As of January 1, 2022
	Amount	Interest rate	Amount	Interest rate	Amount	Interest rate	Amount	Interest rate
		(per annum)		(per annum)		(per annum)		(per annum)

RMB borrowings	—	—	RMB830,700	5.00%~8.00%	RMB38,220	4.65%~6.50%	RMB540,166	3.85%~6.50%
RMB borrowings	—	—	RMB71,257	LPR+0.90%~1.80%	RMB111,705	LPR+0.65%~1.80%	RMB1,141,204	LPR+0.15%~0.75%
MXN borrowings	MXN994,215	TIIE+6.63%	MXN340,703	TIIE+6.63%	—	—	—	—
BRL borrowings	BRL236,193	CDI+2.00%~4.50%	—	—	—	—	—	—
EUR borrowings	EUR8,986	5.88%	—	—	—	—	—	—

34. Borrowings (Continued)

Short-term borrowings

The aggregate principal amounts of short-term bank borrowings and applicable interest rates are as follows:

	As of December 31, 2024		As of December 31, 2023		As of December 31, 2022		As of January 1, 2022
	Amount	Interest rate	Amount	Interest rate	Amount	Interest rate	Amount	Interest rate
		(per annum)		(per annum)		(per annum)		(per annum)

RMB borrowings	RMB8,641,189	0.92%~8.00%	RMB7,537,946	1.28%~8.00%	RMB3,924,615	1.35%~6.50%	RMB6,335,035	2.25%~7.50%
RMB borrowings	RMB571,391	LPR-0.20%~0.45%	RMB96,635	LPR+0.65%~1.80%	RMB1,015,695	LPR+0.15%~1.80%	RMB503,293	LPR+0.15%~0.75%
MXN borrowings	MXN858,174	TIIE+2.50%~3.75%	MXN149,730	TIIE+3.00%	—	—	—	—
USD borrowings	USD159,715	SOFR+0.80% ~2.50%	—	—	—	—	—	—
BRL borrowings	BRL63,600	CDI+2.00%~3.53%	—	—	—	—	—	—
EUR borrowings	EUR2,567	5.88%	—	—	—	—	—	—